Annual Fund Operating Expenses - FT Cboe Vest Fund of Buffer ETFs - FT Cboe Vest Fund of Buffer ETFs	Jun. 02, 2021
Operating Expenses:
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.05%